Corporate general and administrative expenses (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Corporate General and Administrative Expenses [Abstract]
Directors' fees settled though issuance of deferred share units	$ 3.4	$ 0.3